Restricted short-term deposits	12 Months Ended
Dec. 31, 2023
Restricted short-term deposits
Restricted short-term deposits
8.	Restricted short-term deposits

As of December 31, 2022, the Group’s restricted short-term deposits were US$47,741, which was mainly pledged as collateral for the banking facilities of US$47 million.

As of December 31, 2023, the Group’s restricted short-term deposits were US$57,243, which was mainly pledged as collateral for the banking facilities of US$85 million.